SCHEDULE OF UNRECOGNIZED DEFERRED TAX ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
Property, plant and equipment	$ 427	$ 407
Loss carry-forward	23,128	20,946
Capital losses	10,625	10,141
Unrecognized deferred tax assets	$ 34,180	$ 31,494